Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Premises and Equipment [Abstract]
Premises and equipment, gross	$ 36,931	$ 35,860
Less accumulated depreciation	16,495	15,130
Total premises and equipment	20,436	20,730
Premises and Equipment Held for Sale [Abstract]
Premises and equipment held for sale, Gross	678	492
Less accumulated depreciation	85	54
Total premises and equipment held for sale	593	438
Land [Member]
Premises and Equipment [Abstract]
Premises and equipment, gross	2,486	2,570
Premises and Equipment Held for Sale [Abstract]
Premises and equipment held for sale, Gross	84	105
Buildings [Member]
Premises and Equipment [Abstract]
Premises and equipment, gross	22,526	22,360
Premises and Equipment Held for Sale [Abstract]
Premises and equipment held for sale, Gross	594	387
Leasehold Improvements [Member]
Premises and Equipment [Abstract]
Premises and equipment, gross	1,509	1,402
Furniture and Equipment [Member]
Premises and Equipment [Abstract]
Premises and equipment, gross	$ 10,410	$ 9,528